Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital and reserves
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share	$ 2,147.7	$ (2,695.6)	$ 4,619.4
Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,286,627	120,149,921	119,910,688
Effect of share options	70,688	63,110	101,687
Weighted average number of ordinary shares used to calculate basic earnings per share	120,357,315	120,213,031	120,012,375
Effect of share options	135,110		432,514
Weighted average number of ordinary shares used to calculate diluted earnings per share	120,492,425	120,213,031	120,444,889